Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 171,467	$ 140,610	$ 314,497	$ 317,423
Diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	166,957	135,841	307,781	310,206
Non-diluted bitumen sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	12,451	8,701	18,940	17,973
Oil sales [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 179,408	$ 144,542	$ 326,721	$ 328,179